Capital Stock (Details) - USD ($)					12 Months Ended
		Mar. 12, 2024	Feb. 29, 2024	Nov. 08, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022		Jul. 31, 2022	Mar. 31, 2021	[2]
Capital Stock [Line Items]
Shares authorized	[1]				1,360,000,000		1,360,000,000
Ordinary shares, par value (in Dollars per share)	[1]				$ 0.0000375		$ 0.0000375
Authorized share capital (in Dollars)				$ 51,000
Shares issued	[1]				31,400,000		30,000,000
Shares outstanding	[1]				31,400,000		30,000,000
Divided shares				8
Dividend cash (in Dollars)		$ 1,676,750			$ 6,000,000		$ 2,423,077		$ 2,948,718
Dividend due from shareholders (in Dollars)		$ 3,922,795
Dividend not yet settled (in Dollars)					$ 400,455
Cayman Islands [Member]
Capital Stock [Line Items]
Shares authorized					50,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001						$ 0.0001
Board of Directors [Member]
Capital Stock [Line Items]
Dividend cash (in Dollars)			$ 6,000,000
Ordinary shares [Member]
Capital Stock [Line Items]
Shares authorized					50,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0000375
Shares issued				3
Shares outstanding				3	31,400,000	[2]	30,000,000	[2]	30,000,000	[2]		30,000,000
Dividend cash (in Dollars)
Ordinary shares [Member] | Listed Shares [Member]
Capital Stock [Line Items]
Shares issued					1,400,000
Shares outstanding					1,400,000
Ordinary shares [Member] | Share Split [Member]
Capital Stock [Line Items]
Shares issued					30,000,000
Shares outstanding					30,000,000

[1]	Retroactively adjusted for the effects of the Stock Split (see Note 1).
[2]	Retroactively adjusted for the effects of the Stock Split (see Note 1).